Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2018
Current Liabilities [member]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Annual leave	189,514	43,227

Non-current Liabilities [member]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Long service leave	32,303	20,498